Bank Borrowings (Tables)	12 Months Ended
Jun. 30, 2024
Bank Borrowings [Abstract]
Schedule of Bank Borrowings	Components of bank borrowings are as follows as of June 30,:
	Interest rate	2024	2023
Bank of China (Hong Kong) – Loan 1(1)	3.625%	$119,899	$198,512
Bank of China (Hong Kong) – Loan 2(2)	3.625%	63,152	103,112
Bank of China (Hong Kong) – Loan 3(3)	3.625%	62,333	87,245
		$245,384	$388,869
Less: current portion of long-term bank borrowings		(164,741)	(151,544)
Non-current portion of long-term bank borrowings		$80,643	$237,325

(1)	On September 30, 2020, OPS HK borrowed a 3-years term loan of $439,591 (HK$3,442,000) as working capital at an annual interest rate of Hong Kong Prime Rate minus 2.5% per annum under the loan agreement with Bank of China (Hong Kong) signed on September 17, 2020. Repayments are to be made on a monthly basis throughout the tenor of the loan. The loan was secured by personal guarantees from the directors of OPS HK. Tenor of the loan has subsequently been extended from 3 years to 5 years. The effective interest rate increased from 2.750% per annum at the date of inception of such bank borrowings to 3.125% per annum in November 2022, 3.375% per annum in December 2022, 3.500% per annum in May 2023 and further to 3.625% per annum in July 2023. Accordingly, the effective interest rates as of June 30, 2024 and 2023 were 3.625% per annum and 3.500% per annum, respectively.
(2)	On December 24, 2020 OPS HK borrowed a 5-years term loan of $198,978 (HK$1,558,000) as working capital at an annual interest rate of Hong Kong Prime Rate minus 2.5% per annum under the loan agreement with Bank of China (Hong Kong) signed on December 15, 2020. Repayments are to be made on a monthly basis throughout the tenor of the loan. The loan was secured by personal guarantees from the directors of OPS HK. The effective interest rate increased from 2.750% per annum at the date of inception of such bank borrowings to 3.125% per annum in November 2022, 3.375% per annum in December 2022, 3.500% per annum in May 2023 and further to 3.625% per annum in July 2023. Accordingly, the effective interest rates as of June 30, 2024 and 2023 were 3.625% per annum and 3.500% per annum, respectively.
(3)	On October 20, 2021 OPS HK borrowed a 5-years term loan of $127,714 (HK$1,000,000) as working capital at an annual interest rate of Hong Kong Prime Rate minus 2.5% per annum under the loan agreement with Bank of China (Hong Kong) signed on September 14, 2021. Repayments are to be made on a monthly basis throughout the tenor of the loan. The loan was secured by personal guarantees from the directors of OPS HK. The effective interest rate increased from 2.750% per annum at the date of inception of such bank borrowings to 3.125% per annum in November 2022, 3.375% per annum in December 2022, 3.500% per annum in May 2023 and further to 3.625% per annum in July 2023. Accordingly, the effective interest rates as of June 30, 2024 and 2023 were 3.625% per annum and 3.500% per annum, respectively.

Schedule of Maturities of the Bank Borrowings	Maturities of the bank borrowings were as follows:
For the year ending June 30,	Year ended June 30, 2024
2025	$171,144
2026	72,640
2027	9,308
Total bank borrowings repayments	$253,092
Less: imputed interest	(7,708)
Total	$245,384